INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Nov. 10, 2021 CLP ($) shares	Nov. 10, 2021 USD ($) shares	Nov. 03, 2021 CLP ($) shares	Nov. 03, 2021 USD ($) shares	Jun. 22, 2021 CLP ($) shares	Jan. 08, 2021 CLP ($) shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Jan. 12, 2021 USD ($)
Puertos y logistica s.a. [Member]
Statement [Line Items]
Carrying Amount Of Investment | $									$ 3,197
Parque Eólico Ovejera del Sur SpA. [Member] | Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates			$ 100,000	$ 123
Investment in shares of associates made during the period			100	100
E2E S.A. [Member] | Maderas Arauco S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates			$ 2,425,000		$ 1,900,000	$ 1,600,000		$ 7,759
Investment in shares of associates made during the period			250	250	190	160
Agrícola Fresno [Membe] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates | $							$ 7,452
Investment in shares of associates made during the period							1,490,400
Agrcola El Paque [Member] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 873,978	$ 1,095
Investment in shares of associates made during the period	997,473	997,473